Lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Operating lease cost | $	$ 243	$ 257
Short-term lease cost | $	62	64
Total lease cost | $	$ 305	$ 321
ZHEJIANG TIANLAN
Total lease cost | ¥			¥ 7,081
Amortization of right-of-use assets | ¥			5,837
Interest on lease liabilities included under cost of revenue and selling and administrative expenses | ¥			¥ 1,244